Loans Payable - Mortgages Payables, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Payable
Unamortized issuance costs, net	$ (750,133)	$ (411,165)	$ (455,732)
Total mortgages payable, net	53,917,387	33,236,397	$ 24,419,268
Mortgages Payable
Loans Payable
Unamortized issuance costs, net	(725,133)	(411,165)
Total mortgages payable, net	$ 51,942,387	$ 33,236,397
Franklin Square Property
Loans Payable
Monthly Payment		Interest only	Interest only
Interest Rate		4.70%	4.70%
Maturity		October 2021	October 2021
Mortgages payable		$ 14,275,000	$ 14,275,000
Franklin Square Property | Mortgages Payable
Loans Payable
Monthly Payment	Interest only	Interest only
Interest Rate	4.70%	4.70%
Maturity	October 2021	October 2021
Mortgages payable	$ 14,275,000	$ 14,275,000
Hampton Inn Property
Loans Payable
Monthly Payment		Interest only	Interest only
Interest Rate		Variable	Variable
Maturity		November 2020	November 2020
Mortgages payable		$ 10,600,000	$ 10,600,000
Hampton Inn Property | Mortgages Payable
Loans Payable
Monthly Payment	Interest only	Interest only
Interest Rate	Variable	Variable
Maturity	November 2020	November 2020
Mortgages payable	$ 10,600,000	$ 10,600,000
Hanover Square Property
Loans Payable
Monthly Payment		$ 51,993	$ 51,993
Interest Rate	4.90%	4.90%	4.90%
Maturity		December 2027	December 2027
Mortgages payable		$ 8,772,562
Hanover Square Property | Mortgages Payable
Loans Payable
Monthly Payment	$ 51,993	$ 51,993
Interest Rate	4.90%	4.90%
Maturity	December 2027	December 2027
Mortgages payable	$ 8,642,520	$ 8,772,562
Ashley Plaza Property
Loans Payable
Monthly Payment	$ 52,795
Interest Rate	3.75%
Ashley Plaza Property | Mortgages Payable
Loans Payable
Monthly Payment	Interest only	Interest only
Interest Rate	3.75%	3.75%
Maturity	September 2029	September 2029
Mortgages payable	$ 11,400,000	$ 0
Clemson Best Western Property | Mortgages Payable
Loans Payable
Monthly Payment	Interest only	Interest only
Interest Rate	Variable	Variable
Maturity	October 2022	October 2022
Mortgages payable	$ 7,750,000	$ 0